Basis of Presentation and Significant Accounting Policies Offset between deferred tax assets and uncertain tax positions (Details) $ in Millions	Mar. 31, 2014 USD ($)
Offset between deferred tax assets and uncertain tax positions [Abstract]
Offset between deferred tax assets and uncertain tax positions	$ 21